Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Reporting Information by Segment

The table below provides a summary of the Group’s operating segment results under which the cost of revenues is considered as the significant segment expense for the years ended December 31, 2023, 2024 and 2025.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
Learning services	3,148,114	2,747,290	2,630,571
Smart devices	909,192	903,669	739,644
Online marketing services	1,331,902	1,974,960	2,538,804
Total net revenues	5,389,208	5,625,919	5,909,019
Cost of revenues:
Learning services	(1,159,357)	(1,060,177)	(1,046,214)
Smart devices	(552,810)	(553,620)	(396,456)
Online marketing services	(909,579)	(1,263,631)	(1,849,521)
Total cost of revenues	(2,621,746)	(2,877,428)	(3,292,191)
Gross profit:
Learning services	1,988,757	1,687,113	1,584,357
Smart devices	356,382	350,049	343,188
Online marketing services	422,323	711,329	689,283
Total gross profit	2,767,462	2,748,491	2,616,828
Reconciliation of profit or loss (segment gross profit):
Unallocated amounts:
Operating expenses:
Sales and marketing expenses	(2,268,428)	(1,872,586)	(1,684,323)
Research and development expenses	(743,364)	(539,998)	(514,232)
General and administrative expenses	(221,996)	(187,086)	(196,964)
Total operating expenses	(3,233,788)	(2,599,670)	(2,395,519)
(Loss)/Income from operations	(466,326)	148,821	221,309
Interest income	8,348	3,919	2,428
Interest expense	(69,472)	(73,090)	(62,972)
Others, net	(11,578)	1,585	(47,134)
(Loss)/Income before tax	(539,028)	81,235	113,631